Interest income from financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Interest income from financial assets at fair value through profit or loss
Interest income from financial assets at fair value through profit or loss

33.Interest income from financial assets at fair value through profit or loss

Interest income from financial assets at fair value through profit or loss in the consolidated income statement comprises the interest accrued in the year on financial assets at fair value through profit or loss with an implicit or explicit return, calculated by applying the effective interest method.

The breakdown of the main interest income from financial assets at fair value through profit or loss items earned in 2018 is as follows:

	2016	2017	2018

Loans and advances to credit institutions	—	—	5,981
Loans and advances to customers	—	—	518
Debt instruments	—	—	7,550
	—	—	14,049